Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2013
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended June 30,		Six months ended June 30,

	2013	2012	2013	2012
Components of net periodic benefit cost:
Service cost	$3,818	$2,645	$7,669	$5,337
Interest cost	6,735	6,446	13,495	12,938
Expected return on plan assets	(3,400)	(3,825)	(6,800)	(7,650)
Amortization of unrealized losses	6,385	4,370	12,777	8,743
Net periodic benefit costs	$13,538	$9,636	$27,141	$19,368